Earnings per share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income for the computation of basic EPS	$ 3,750,612	$ 2,098,632	$ 3,136,091
Weighted average ordinary shares outstanding - basic (in shares)	172,180,968	189,830,813	224,216,801
Basic EPS (in USD per share)	$ 21.78	$ 11.06	$ 13.99
Weighted average ordinary shares outstanding - diluted (in shares)	176,115,641	194,489,171	227,656,343
Diluted EPS (in USD per share)	$ 21.30	$ 10.79	$ 13.78